Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Crude oil	$ 1,173	$ 2,323
Petroleum products	345	596
Natural gas	274	149
Other	351	330
Inventories	2,144	3,398
Inventory write-down	$ 164	$ 32